Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Loss Reconciliation to Estimated Taxable Income	Book loss reconciliation to estimated taxable income is as follows:
	2020	2019
Book loss	$(297,519)	$(4,515)
Tax adjustments:
None	-	-
Estimate of taxable income	$(297,519)	$(4,515)

Schedule of Components of Deferred Tax Asset

The components of the deferred tax asset are as follows:

	2020	2019
Current deferred tax asset
Net operating loss carryforwards	$(83,664)	$(16,509)
Other adjustments:
None	-	-
Total cumulative deferred tax asset	(83,664)	(16,509)
Valuation allowance	83,664	16,509
Effective income tax asset	$-	$-

Schedule of Income Tax Provision

Income tax provision is summarized below (in thousands):

	2020	2019
Income tax provision:
Current benefit (expense)
Federal	$-	$-
State	-	-
Total current	-	-
Deferred benefit (expense)
Federal	62,479	3,467
State	13,775	825
Total deferred	76,254	4,292
Less: Valuation allowance	(76,254)	(4,292)
Total	$-	$-

Schedule of Effective and Stated Tax Rate
Effective and stated tax rate:
Federal	21.00%
State	4.63%
Total	25.63%

Schedule of Cumulative Net Operating Loss Carryforward	Cumulative Net Operating Loss Carryforward:
2018	$3,118
2019	4,292
2020	76,254
$83,664